Investment Objectives and Goals - Alpha Brands(TM) Consumption Leaders ETF	Apr. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Brands™ Consumption Leaders ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Alpha Brands™ Consumption Leaders ETF (the “Fund”) has a primary investment objective to seek long-term capital appreciation. The Fund’s secondary investment objective is to seek to preserve capital during adverse market conditions.